Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,598,214	$ 1,408,698
Less: accumulated depreciation and amortization	(838,769)	(633,233)
Property and equipment, net	759,445	775,465
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	508,325	469,765
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	172,536	151,413
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Subtotal	239,945	203,814
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	163,728	151,308
Software [Member]
Property, Plant and Equipment [Line Items]
Subtotal	382,571	353,550
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 131,109	$ 78,848